UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 93.1%
FOREIGN BONDS — 49.0%
Australia — 0.2%
BHP Billiton Finance USA Ltd., Gtd. Notes, 144A	6.750	%(a)	10/19/75		610	$573,400
New South Wales Treasury Corp., Series 24, Local Gov’t. Gtd. Notes	5.000%		08/20/24	AUD	200	165,701

						739,101

Austria — 0.1%
Austria Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	5.000%		12/20/24	CAD	100	86,509
Austria Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	5.375%		12/01/34	CAD	100	93,537

						180,046

Belgium — 1.4%
Belgium Government International Bond, Sr. Unsec’d. Notes, RegS	9.375%		02/21/20	GBP	188	351,288
Belgium Government International Bond, Unsec’d. Notes, 144A, RegS	8.875%		12/01/24		500	748,397
Belgium Government International Bond, Unsec’d. Notes, MTN	5.000%		04/24/18	GBP	2,000	3,106,811
Belgium Government International Bond, Unsec’d. Notes, MTN	5.700%		05/28/32	GBP	150	292,823

						4,499,319

Brazil — 1.5%
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	300	290,718
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%		01/22/21		500	477,500
Brazilian Government International Bond, Unsec’d. Notes	11.000%		06/26/17	EUR	2,744	3,338,310
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(b)(c)	7.250%		06/01/21		190	172,188
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $545,000; purchased 05/20/15)(b)(c)	5.750%		06/15/25		545	416,925
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%		02/10/22		200	202,250

						4,897,891

Bulgaria — 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	2.950%		09/03/24	EUR	810	913,682
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%		07/09/17	EUR	500	573,604

						1,487,286

Canada — 0.6%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%		01/15/41		25	25,672
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250%		04/01/42		35	23,481
Barrick North America Finance LLC, Gtd. Notes	5.700%		05/30/41		45	30,085
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950%		10/15/39		50	34,902
Canadian Government Bond, Unsec’d. Notes	1.750%		09/01/19	CAD	600	447,394
Canadian Government Bond, Unsec’d. Notes(d)	4.000%		06/01/41	CAD	650	643,838
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%		05/15/18		77	84,265
Province of Alberta, Unsec’d. Notes	3.400%		12/01/23	CAD	200	155,737
Province of British Columbia, Unsec’d. Notes	3.200%		06/18/44	CAD	200	145,475
Province of British Columbia, Unsec’d. Notes	3.300%		12/18/23	CAD	200	156,855
Province of British Columbia, Unsec’d. Notes	7.875%		11/30/23	CAD	117	120,415

						1,868,119

Cayman Islands — 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950%	11/24/19		500	560,000

Chile — 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%	01/30/25	EUR	100	108,871
Chile Government International Bond, Sr. Unsec’d. Notes	1.750%	01/20/26	EUR	240	261,291
Chile Government International Bond, Sr. Unsec’d. Notes	1.875%	05/27/30	EUR	100	103,454

					473,616

China — 0.2%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500%	04/28/20		500	496,763

Colombia — 0.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	940,000
Colombia Government International Bond, Sr. Unsec’d. Notes	8.375%	02/15/27		215	265,525
Colombia Government International Bond, Sr. Unsec’d. Notes	8.700%	02/15/16		88	88,239
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%	02/25/20		715	915,200
Pacific Exploration & Production Corp., Gtd. Notes, 144A	5.375%	01/26/19		200	25,500

					2,234,464

Cyprus — 2.0%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	4.625%	02/03/20	EUR	4,097	4,748,936
Cyprus Government International Bond, Unsec’d. Notes, MTN, RegS	3.875%	05/06/22	EUR	1,500	1,676,290

					6,425,226

Denmark — 0.1%
Denmark Government Bond, Unsec’d. Notes	1.750%	11/15/25	DKK	520	83,481
Denmark Government Bond, Unsec’d. Notes	4.500%	11/15/39	DKK	500	122,501

					205,982

Dominican Republic — 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		300	317,250

Finland — 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%	02/15/26		340	462,117
Finland Government International Bond, Sr. Unsec’d. Notes, MTN	2.250%	01/18/17	SEK	5,000	596,014

					1,058,131

France — 0.6%
Ephios Bondco PLC, Sr. Sec’d. Notes, 144A	6.250%	07/01/22	EUR	1,000	1,106,964
France Government Bond OAT, Unsec’d. Notes, RegS(d)	1.750%	11/25/24	EUR	300	360,666
Societe Generale SA, Sub. Notes, 144A	4.750%	11/24/25		600	568,984

					2,036,614

Germany — 1.2%
Fresenius Medical Care U.S. Finance II, Inc., Gtd. Notes, 144A	4.125%	10/15/20		325	328,859
KFW, Gov’t. Gtd. Notes	4.700%	06/02/37	CAD	179	157,124
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875%	10/01/20	EUR	275	317,002

Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125%		10/01/19	EUR	500	566,021
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	365	416,341
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750	%(a)	12/31/49	EUR	1,000	983,090
Vonovia Finance BV, Gtd. Notes, RegS	4.625	%(a)	04/08/74	EUR	1,000	1,083,295

						3,851,732

Greece — 2.1%
Hellenic Republic Government Bond, Series PSI, Sr. Unsec’d. Notes, RegS	3.000	%(a)	02/24/42	EUR	700	391,708
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A, RegS	4.750%		04/17/19	EUR	1,700	1,513,612
Hellenic Republic Government International Bond, Series 12BR, Sr. Unsec’d. Notes	5.250%		02/01/16	JPY	6,500	53,690
Hellenic Republic Government International Bond, Series 12RG, Sr. Unsec’d. Notes	5.250%		02/01/16	JPY	340,900	2,815,843
Hellenic Republic Government International Bond, Series 15BR, Sr. Unsec’d. Notes(c)	5.000%		08/22/16	JPY	220,000	1,605,050
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, MTN(c)	3.800%		08/08/17	JPY	60,000	417,902

						6,797,805

Hungary — 2.3%
Hungary Government Bond, Series 18/A, Unsec’d. Notes	5.500%		12/20/18	HUF	100,000	383,616
Hungary Government International Bond, Series 5, Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	100,000	835,935
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%		03/25/19		332	345,114
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%		02/21/23		450	491,940
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		11/22/23		350	392,466
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%		01/29/20		200	222,500
Hungary Government International Bond, Sr. Unsec’d. Notes, MTN	4.000%		05/20/16	CHF	600	592,298
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%		03/30/16	GBP	200	286,012
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%		06/11/18	EUR	500	603,720
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	2,500	3,099,219

						7,252,820

Iceland — 0.2%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%		06/16/16		483	490,255
Iceland Government International Bond, Unsec’d. Notes, RegS	5.875%		05/11/22		225	258,683

						748,938

India — 0.3%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125%		03/11/23		200	205,700
Export-Import Bank of India, Sr. Unsec’d. Notes, MTN, RegS	5.760%		04/05/18	AUD	1,000	726,858

						932,558

Indonesia — 1.8%
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	1,800	1,846,483
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	900	966,931
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.125%	01/15/25		335	328,215
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.875%	07/08/21	EUR	546	586,605
Majapahit Holding BV, Gtd. Notes, RegS	7.750%	01/20/20		800	892,800
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23		500	451,991
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	4.350%	09/10/24		300	292,875
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	6.125%	03/15/19		375	409,688

					5,775,588

Ireland — 1.6%
CRH America, Inc., Gtd. Notes	8.125%	07/15/18		110	125,431
Ireland Government Bond, Unsec’d. Notes	5.400%	03/13/25	EUR	2,230	3,373,516
Ireland Government Bond, Unsec’d. Notes, RegS	2.400%	05/15/30	EUR	1,200	1,473,917

					4,972,864

Italy — 4.0%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, MTN, RegS	4.750%	06/18/19	EUR	500	610,634
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	2.500%	12/01/24	EUR	100	119,440
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	3.750%	09/01/24	EUR	900	1,171,873
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	4.500%	05/01/23	EUR	2,700	3,644,027
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	5.500%	11/01/22	EUR	700	986,223
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	6.500%	11/01/27	EUR	2,295	3,758,827
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, 144A, RegS	4.750%	09/01/44	EUR	500	782,457
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.200%	07/31/34	EUR	250	377,119
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.250%	12/07/34	GBP	232	384,007
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.750%	07/25/16	EUR	201	223,516
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.000%	08/04/28	GBP	407	711,223

					12,769,346

Japan — 0.8%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, MTN	5.750%	08/09/19	GBP	400	657,033
Japan Government Twenty Year Bond, Series 149, Sr. Unsec’d. Notes	1.500%	06/20/34	JPY	50,000	468,174
Japan Government Twenty Year Bond, Series 150, Sr. Unsec’d. Notes(e)	1.400%	09/20/34	JPY	145,000	1,334,996
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346%(a)	07/29/49		120	121,680

					2,581,883

Kazakhstan — 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A	3.875%	10/14/24		925	869,685
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	5.125%	07/21/25		300	298,560

					1,168,245

Lithuania — 0.9%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.125%		03/09/21		2,100	2,433,375
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.625%		02/01/22		200	241,449
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		245	289,712

						2,964,536

Macedonia — 0.2%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975%		07/24/21	EUR	500	513,211

Mexico — 3.8%
CEMEX Espana SA, Sr. Sec’d. Notes, 144A	9.875%		04/30/19		1,000	1,036,250
Mexican Bonos, Series M10, Sr. Unsec’d. Notes	8.500%		12/13/18	MXN	7,000	425,856
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,075	2,340,896
Mexico Government International Bond, Sr. Unsec’d. Notes	4.000%		03/15/2115	EUR	450	404,610
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	1.625%		03/06/24	EUR	400	417,068
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	2.375%		04/09/21	EUR	100	113,394
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	3.000%		03/06/45	EUR	500	466,900
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	2,984	3,408,725
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.500%		02/17/20	EUR	100	127,152
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%		03/19/2114	GBP	200	252,209
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	840	1,436,125
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	250,000	157,772
Petroleos Mexicanos, Gtd. Notes, MTN, 144A	3.500%		07/23/20		330	305,834
Petroleos Mexicanos, Gtd. Notes, MTN, 144A	4.250%		01/15/25		200	171,800
Petroleos Mexicanos, Gtd. Notes, MTN, RegS	8.250%		06/02/22	GBP	206	335,784
Petroleos Mexicanos, Gtd. Notes, RegS	3.125%		11/27/20	EUR	600	624,109

						12,024,484

Netherlands — 0.7%
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	0.500%		05/12/21	ZAR	10,000	390,058
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%		05/23/22	AUD	338	271,796
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN, RegS(c)	0.500%		06/22/21	ZAR	6,000	230,361
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN, RegS	0.500%		06/07/22	ZAR	10,000	348,113
NN Group NV, Jr. Sub. Notes, RegS	4.500	%(a)	12/31/49	EUR	950	980,205

						2,220,533

New Zealand — 0.1%
New Zealand Local Government Funding Agency, Unsec’d. Notes	6.000%		05/15/21	NZD	500	363,960

Norway — 0.1%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650%		11/08/23	NOK	2,000	256,450

Panama — 0.8%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	402,000
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%		01/30/20		800	868,000
Panama Government International Bond, Sr. Unsec’d. Notes	8.125%		04/28/34		138	180,435
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		622	830,059
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	356,812

						2,637,306

Peru — 1.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(f)	05/31/18		1,625	1,553,943
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	2.933	%(f)	06/02/25		1,000	750,500
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	300	321,739
Peruvian Government International Bond, Sr. Unsec’d. Notes	4.125%		08/25/27		400	395,000
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%		07/21/25		500	627,500

						3,648,682

Philippines — 1.0%
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	3,081	3,358,871

Poland — 0.9%
Poland Government Bond, Series 719, Unsec’d. Notes	3.250%		07/25/19	PLN	1,000	256,184
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%		03/23/22		2,290	2,530,496

						2,786,680

Portugal — 1.9%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		2,200	2,259,400
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		1,500	1,540,500
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	3.850%		04/15/21	EUR	500	602,002
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	5.650%		02/15/24	EUR	200	265,593
Portugal Obrigacoes do Tesouro OT, Unsec’d. Notes, 144A, RegS	3.875%		02/15/30	EUR	1,300	1,493,456

						6,160,951

Romania — 1.1%
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.750%		10/29/25	EUR	815	900,631
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.625%		04/24/24	EUR	730	871,926
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.750%		02/07/22		500	590,775

Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,239,845

					3,603,177

Russia — 0.4%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.625%	09/16/20	EUR	1,300	1,418,451

Singapore — 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	372,209
Temasek Financial I Ltd., Gtd. Notes, MTN	3.265%	02/19/20	SGD	500	365,453

					737,662

Slovenia — 2.5%
Slovenia Government Bond, Series RS63, Sr. Unsec’d. Notes, RegS	4.375%	02/06/19	EUR	300	365,934
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.125%	02/18/19		300	315,000
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	1,586,235
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	5.850%	05/10/23		1,500	1,720,650
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	222,750
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		1,700	1,914,394
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		1,715	1,967,276

					8,092,239

South Africa — 1.4%
South Africa Government Bond, Series R213, Unsec’d. Notes	7.000%	02/28/31	ZAR	1,800	90,123
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	1,000	1,002,091
South Africa Government International Bond, Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,202	2,395,980
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%	06/24/20		1,000	965,000

					4,453,194

South Korea — 0.5%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	0.500%	01/25/17	TRY	300	90,679
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	5.375%	09/12/19	AUD	1,000	749,602
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	6.350%	03/28/17	MXN	900	50,593
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN, RegS	2.711%	12/05/19	CAD	200	147,778
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN, RegS(c)	3.500%	09/26/19	AUD	100	69,252
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN, RegS	3.990%	09/13/16	MXN	6,180	339,124
Export-Import Bank of Korea, Sr. Unsec’d. Notes, RegS	5.125%	10/15/19	NZD	200	133,377
Republic of Korea, Sr. Unsec’d. Notes, RegS	2.125%	06/10/24	EUR	100	117,899

					1,698,304

Spain — 4.8%
ADIF Alta Velocidad, Sr. Unsec’d. Notes, MTN, RegS	1.875%	01/28/25	EUR	300	329,326

Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	4.110%		06/23/16	EUR	100	109,927
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.500%		02/14/17	EUR	176	201,078
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	6.213%		06/21/16	EUR	68	75,354
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	7.756	%(a)	10/30/16	EUR	550	631,364
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	3.250%		06/28/24	CHF	300	359,057
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	4.530%		03/17/16	CAD	1,660	1,188,507
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	5.000%		03/31/20	CAD	1,100	856,059
Spain Government Bond, Sr. Unsec’d. Notes	2.750%		04/30/19	EUR	700	821,083
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS	4.800%		01/31/24	EUR	1,500	2,062,701
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS	5.150%		10/31/44	EUR	1,000	1,597,339
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS(e)	5.850%		01/31/22	EUR	3,705	5,199,258
Spain Government Bond, Unsec’d. Notes, 144A, RegS(e)	1.600%		04/30/25	EUR	300	329,476
Spain Government International Bond, Sr. Unsec’d. Notes, MTN	5.250%		04/06/29	GBP	957	1,572,586

						15,333,115

Supranational Bank — 1.6%
African Development Bank, Sr. Unsec’d. Notes, MTN	0.500%		09/29/20	AUD	445	280,427
African Development Bank, Sr. Unsec’d. Notes, MTN	0.500%		09/21/21	NZD	1,500	810,288
Corp. Andina de Fomento, Sr. Unsec’d. Notes, MTN, RegS	1.875%		05/29/21	EUR	400	456,957
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		06/21/23	AUD	800	452,583
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		08/10/23	AUD	720	403,723
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		10/26/23	AUD	1,840	1,028,597
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	0.500%		07/21/23	AUD	800	449,250
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	4.600%		01/30/37	CAD	150	130,714
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN	0.500%		05/23/23	CAD	744	481,184
Inter-American Development Bank, Unsec’d. Notes, MTN, RegS	0.500%		10/30/20	ZAR	2,250	95,010
Inter-American Development Bank, Unsec’d. Notes, MTN, RegS	0.500%		11/30/20	ZAR	1,840	77,162
International Finance Corp., Sr. Unsec’d. Notes, MTN	7.250%		01/18/17	ZAR	5,000	309,822

						4,975,717

Sweden — 0.1%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%		08/17/22	AUD	200	154,882

Switzerland — 0.1%
Dufry Finance SCA, Gtd. Notes, 144A	4.500%		08/01/23	EUR	400	443,609

Turkey — 0.7%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		200	203,992
Turkey Government Bond, Unsec’d. Notes	8.500%		07/10/19	TRY	1,000	318,041
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%		02/16/17	EUR	1,148	1,305,803
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	247	300,817

						2,128,653

United Kingdom — 0.8%
Barclays PLC, Sr. Unsec’d. Notes	3.650%		03/16/25		275	263,058
CPUK Finance Ltd, Sec’d. Notes, 144A	7.000%		08/28/20	GBP	500	721,360
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	94,589
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	6.750%		07/15/24	GBP	393	475,027
Pentair Finance SA, Gtd. Notes	2.450%		09/17/19	EUR	250	274,251

Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN	6.400%		10/21/19		150	167,389
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	450	664,356

						2,660,030

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	152,119

TOTAL FOREIGN BONDS (cost $170,100,441)						157,118,403

ASSET-BACKED SECURITIES — 14.9%
Collateralized Loan Obligations — 7.6%
AIMCO CLO, Series 2014-AA, Class B1, 144A	2.624	%(a)	07/20/26		3,000	2,940,657
ALM Ltd., Series 2014-14A, Class A2, 144A	2.721	%(a)	07/28/26		1,000	981,552
Anchorage Capital CLO Ltd., Series 2014-3A, Class A2A, 144A	2.871	%(a)	04/28/26		250	248,387
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class B, 144A	3.022	%(a)	10/15/26		1,000	992,827
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.770	%(a)	04/17/26		500	495,516
Brookside Mill CLO Ltd., Series 2013-1A, Class B1, 144A	2.370	%(a)	04/17/25		3,000	2,956,051
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.424	%(a)	04/20/26		5,000	4,741,311
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.871	%(a)	07/22/20		138	137,411
KVK CLO Ltd., Series 2014-1A, Class A1, 144A	1.952	%(a)	05/15/26		250	246,621
KVK CLO Ltd., Series 2014-1A, Class B, 144A	2.612	%(a)	05/15/26		250	246,327
KVK CLO Ltd., Series 2014-3A, Class B, 144A	2.722	%(a)	10/15/26		1,000	963,027
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.090	%(a)	01/31/22	EUR	2	2,012
Madison Park Funding Ltd., Series 2012-9A, Class AR, 144A	1.652	%(a)	08/15/22		500	497,977
Madison Park Funding Ltd., Series 2012-9A, Class B1R, 144A	2.232	%(a)	08/15/22		1,000	983,905
Neuberger Berman CLO Ltd., Series 2012-12A, Class BR, 144A	2.719	%(a)	07/25/23		2,000	1,983,392
RYE Harbour CLO Ltd., Series 2015-1A, Class B2, 144A	2.630%		10/21/28	EUR	2,000	2,169,096
Shackleton CLO Ltd., Series 2014-6A, Class B1, 144A	2.770	%(a)	07/17/26		2,000	1,985,039
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	3.014	%(a)	08/17/22		250	245,318
THL Credit Wind River CLO Ltd., Series 2014-1A, Class B2, 144A	4.730%		04/18/26		1,300	1,259,555
Voya CLO Ltd., Series 2013-3A, Class A2, 144A	2.420	%(a)	01/18/26		250	244,044

						24,320,025

Non-Residential Mortgage-Backed Securities — 0.7%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		1,700	1,677,555
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24		600	595,182

						2,272,737

Residential Mortgage-Backed Securities — 6.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.327	%(a)	09/25/33		559	522,153
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.387	%(a)	04/25/35		1,000	973,236
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.327	%(a)	06/25/34		180	179,624
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-2, Class M3	3.077	%(a)	08/25/32		1,027	1,017,804
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.277	%(a)	08/25/32		514	479,636
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.387	%(a)	09/25/34		352	350,646
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.252	%(a)	05/25/34		115	108,774

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.787	%(a)	10/25/35		1,252	1,181,069
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.476	%(a)	01/15/34		1,026	945,682
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.322	%(a)	03/25/34		248	236,373
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.147	%(a)	04/25/34		247	224,545
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	1.227	%(a)	05/25/34		384	376,000
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.927	%(a)	03/25/33		175	171,145
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.252	%(a)	08/25/34		917	846,428
Fremont Home Loan Trust, Series 2004-1, Class M1	1.102	%(a)	02/25/34		421	382,123
Fremont Home Loan Trust, Series 2004-B, Class M1	1.297	%(a)	05/25/34		871	805,294
GSAMP Trust, Series 2004-FM1, Class M1	1.402	%(a)	11/25/33		858	800,595
GSAMP Trust, Series 2005-HE5, Class M1	0.847	%(a)	11/25/35		824	794,378
Home Equity Asset Trust, Series 2004-3, Class M1	1.282	%(a)	08/25/34		527	500,997
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.767	%(a)	04/25/36		675	660,674
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.726	%(a)	07/20/36		290	288,459
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.282	%(a)	07/25/34		308	295,851
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.127	%(a)	09/25/34		375	335,238
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.627	%(a)	08/25/35		163	153,638
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.477	%(a)	09/25/33		235	221,620
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.477	%(a)	12/27/33		267	256,947
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.297	%(a)	11/25/34		437	392,271
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.357	%(a)	06/25/34		475	457,969
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.342	%(a)	07/25/34		169	160,720
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.407	%(a)	02/25/33		341	320,083
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.552	%(a)	10/25/33		298	285,502
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.677	%(a)	12/25/35		470	456,406
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	1.087	%(a)	11/25/33		242	222,838
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.699	%(a)	09/25/34		110	103,301
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	1.852	%(a)	04/25/33		1,297	1,278,502
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.132	%(a)	03/25/34		951	862,223
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.427	%(a)	09/25/34		376	370,671
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.857	%(a)	05/25/35		530	513,680
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57		719	707,744
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		869	856,476

VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		850	837,829
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55		277	271,873

						21,207,017

TOTAL ASSET-BACKED SECURITIES (cost $46,746,313)						47,799,779

BANK LOANS(a) — 0.4%
Consumer — 0.1%
OGF SA (France), Private Placement	3.750%		10/30/20	EUR	232	250,520

Financials — 0.1%
Scandlines GmbH (Germany)	4.500%		12/03/20	EUR	314	340,333

Gaming
CCM Merger, Inc.	4.500%		08/06/21		110	109,747

Healthcare & Pharmaceutical
RPI Finance Trust	3.250%		11/09/18	144	143,598

Technology — 0.2%
First Data Corp.	4.107%		09/24/18	300	295,875
Transunion LLC	3.500%		04/09/21	246	236,951

					532,826

TOTAL BANK LOANS (cost $1,524,489)					1,377,024

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.491	%(a)	05/10/47	27,500	874,929
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	1,000	1,049,251
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.284	%(a)	08/10/47	50,000	827,375
COMM Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	500	499,885
Credit Suisse Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686	%(a)	04/15/27	32,000	107,699
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673	%(a)	09/10/35	1,300	1,339,897
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	%(a)	09/10/35	500	482,631
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.173	%(a)	01/25/20	20,248	670,032
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.335	%(a)	04/25/20	31,111	1,108,826
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.801	%(a)	06/25/20	13,814	731,606
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.858	%(a)	03/25/22	10,501	890,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.017	%(a)	10/25/22	20,284	960,078
FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class X1, IO	1.187	%(a)	01/25/24	11,284	713,008
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.679	%(a)	11/25/25	12,800	647,322
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO(g)	2.362	%(a)	02/25/32	6,956	1,251,944
GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	1.015	%(a)	08/10/46	38,835	1,584,809
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.500	%(a)	04/10/47	30,000	967,971
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.410	%(a)	06/10/47	35,000	849,870
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(a)	09/10/47	83,262	128,149
GS Mortgage Securities Trust, Series 2014-GC26, Class XB, IO	0.447	%(a)	11/10/47	56,483	1,551,989
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(a)	07/15/42	193	193,277
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class XCP, IO, 144A	0.532	%(a)	05/15/16	168,800	10,736
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.866	%(a)	05/10/63	6,168	390,317
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.899	%(a)	06/15/49	1,388	1,437,304

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,540,490)					19,269,519

CORPORATE BONDS — 14.5%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	81	130,840

Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	30	35,556

					166,396

Airlines — 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	73	77,539
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	174	200,704
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	15	15,286
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	159	168,998
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		07/02/22	89	93,971

					556,498

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551%		10/05/18	460	457,220
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19	720	713,917

					1,171,137

Banks — 3.9%
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(a)	12/29/49	235	237,275
Bank of America Corp., Series M , Jr. Sub. Notes	8.125	%(a)	12/29/49	700	710,066
Bank of America Corp., Series Z, Jr. Sub. Notes	6.500	%(a)	12/31/49	1,000	1,044,680
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	410	473,288
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(a)	12/31/49	600	582,180
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	62	89,874
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(a)	12/31/49	1,645	1,622,381
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(a)	12/31/49	700	683,375
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	225	222,713
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	185	213,573
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(a)	04/29/49	450	454,219
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000	%(a)	12/31/49	1,000	938,125
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300	%(a)	12/31/49	1,410	1,401,540
JPMorgan Chase & Co., Sub. Notes(d)	3.875%		09/10/24	2,000	1,988,094
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	1,415	1,365,475
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	325	394,530

					12,421,388

Building Materials — 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $525,000; purchased 10/27/14)(b)(c)	5.375%		11/15/24	525	517,125
Owens Corning, Gtd. Notes	4.200%		12/15/22	270	273,688

					790,813

Chemicals — 0.1%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22	300	285,375
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	152	216,445

					501,820

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(b)(c)	7.000%		10/15/37	190	233,577
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	500	515,000

United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	750	771,562

				1,520,139

Computers — 0.2%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	500	500,941
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	305	303,096

				804,037

Diversified Financial Services — 0.3%
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	75	75,878
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	125	130,938
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	500	563,643
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	6.875%	05/02/18	100	8,440
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	75	75,938
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	225	232,875

				1,087,712

Electric — 1.5%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	1,000	1,030,000
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	700	707,000
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	650	627,250
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	350	309,750
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24	1,000	880,000
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	1,500	1,361,250
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	50	56,351

				4,971,601

Electronics — 0.2%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	655	625,525

Entertainment — 1.1%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	982,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(b)(c)	5.000%	08/01/18	1,000	1,001,250
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	205	213,200
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	650	677,625
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	750	521,250

				3,395,825

Food — 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	675	676,688

Food Service — 0.1%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	475	492,824

Forest & Paper Products — 0.1%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	130	133,175
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	75	86,564

				219,739

Healthcare-Services — 1.1%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	1,000	905,000
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	750	716,250
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	750	826,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	1,000	1,002,500

				3,450,625

Home Builders — 0.5%
KB Home, Gtd. Notes	7.500%		09/15/22		1,000	947,000
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		800	768,000

						1,715,000

Insurance — 0.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		30	33,019
Chubb Corp. (The), Gtd. Notes	6.375	%(a)	04/15/37		140	131,110
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35		90	104,433
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37		100	99,500
Willis Towers Watson PLC, Gtd. Notes	4.125%		03/15/16		100	100,312

						468,374

Lodging — 0.2%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		500	513,750

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		225	243,592

Media — 1.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37		415	442,077
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39		60	69,723
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21		750	795,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%		01/15/19		456	465,690
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%		05/01/27		675	664,875
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29		225	268,035
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30		500	495,000
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19		300	346,493
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		233	172,144

						3,719,037

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		400	404,000
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		200	229,607

						633,607

Office & Business Equipment — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	3.500%		08/20/20		1,000	988,510

Oil & Gas — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		35	27,994
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45		80	52,955
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25		465	434,307
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		170	126,268

						641,524

Packaging & Containers — 0.4%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	300	332,707
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		140	155,750
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19		450	516,637
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		175	183,856

						1,188,950

Real Estate Investment Trusts (REITs) — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750%		10/01/20	EUR	200	229,117

Retail — 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20		750	682,500

Software — 0.2%
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		630	634,725

Telecommunications — 0.5%
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		200	192,500
Qwest Corp., Sr. Unsec’d. Notes	6.500%		06/01/17		465	487,088
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		1,000	800,000

						1,479,588

Transportation — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%		03/15/2105		300	321,516

TOTAL CORPORATE BONDS (cost $47,991,652)						46,312,557

MUNICIPAL BONDS — 0.9%
Connecticut — 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%		11/01/30		275	325,542

New York — 0.1%
City of New York, NY, GO, BABs	5.968%		03/01/36		250	316,205

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO	1.191	%(a)	07/01/20		300	286,953
Commonwealth of Puerto Rico, GO	4.000%		07/01/16		240	242,400
Commonwealth of Puerto Rico, GO	5.250%		07/01/17		125	126,564
Commonwealth of Puerto Rico, GO	5.500%		07/01/16		345	350,617
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%		07/01/17		250	259,057
Puerto Rico Municipal Finance Agency, Series B, Revenue Bonds	5.250%		07/01/16		130	131,847
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%		08/01/16		175	175,619
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.650	%(i)	08/01/41		1,265	391,657

						1,964,714

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43		125	164,358

TOTAL MUNICIPAL BONDS (cost $2,491,084)						2,770,819

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.8%
Aire Valley Mortgages PLC, Series 2005-1X, Class 2A2, RegS	0.227	%(a)	09/20/66	EUR	1,114	1,173,757
Aire Valley Mortgages PLC, Series 2006-1A, Class 1A, 144A	0.790	%(a)	09/20/66		2,513	2,403,086
Aire Valley Mortgages PLC, Series 2006-1X, Class 1B2, RegS	0.267	%(a)	09/20/66	EUR	1,000	994,491
Aire Valley Mortgages PLC, Series 2007-1A, Class 2A1, 144A	0.810	%(a)	09/20/66		748	715,865
Aire Valley Mortgages PLC, Series 2007-1X, Class 2A2, RegS	0.127	%(a)	09/20/66	EUR	888	932,546
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.328	%(a)	09/26/45		802	788,833
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(g)	2.426	%(a)	10/30/47		3,000	2,976,186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(j)	3.727	%(a)	10/25/27		1,000	930,144
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.526	%(a)	09/01/21		1,328	1,321,916

LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(g)	2.426	%(a)	12/01/21		839	829,545
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.426	%(a)	01/01/20		1,828	1,799,925
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.428	%(a)	01/01/20		1,359	1,335,999
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.426	%(a)	04/01/20		789	777,046
LSTAR Securities Investment Trust, Sereis 2015-6, Class A, 144A(g)	2.426	%(a)	05/01/20		347	341,170
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.428	%(a)	08/01/20		2,833	2,777,967
LSTAR Securities Investment Trust, Sereis 2016-1, Class A1, 144A(g)	2.423	%(a)	01/01/21		1,550	1,511,322

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,373,010)						21,609,798

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	275	511,344
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	430	723,970
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.625%		06/07/32	GBP	191	370,956
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30		300	435,255

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,183,405)						2,041,525

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (cost $66,869)	2.250%		11/15/25		65	66,856

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $100,000)(a)					4,000	102,280

TOTAL LONG-TERM INVESTMENTS (cost $313,117,753)						298,468,560

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,738,169)(k)					8,738,169	8,738,169

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 1.4%
Call Options — 0.8%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $99.25					44,250	16,594
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $103.00			Citigroup Global Markets		22,000	13,172

5 Year CDX.NA.IG.25.V1, expiring 02/17/16, Strike Price $62.50			Citigroup Global Markets		80,000	9
5 Year CDX.NA.IG.25.V1, expiring 04/20/16, Strike Price $85.00			Citigroup Global Markets		80,000	40,176
5 Year ITRAXX.XO.24.V1, expiring 03/16/16, Strike Price $300.00			Citigroup Global Markets	EUR	12,000	13,264
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $118.75					17,300	335,187
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $119.00					5,600	94,938
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $119.50					13,000	158,437

5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $121.50			13,000	15,234
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $121.75			21,800	17,031
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group		12,600	23
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group		6,300	959
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets		7,930	104,673
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		8,520	101,788
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		3,320	19,372
Receive a fixed rate of 1.70% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets		15,000	299,961
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		5,170	99,933
Mexican Peso/Japanese Yen @ FX Rate 8.500, expiring 05/18/16	Credit Suisse First Boston Corp.	MXN	60,000	921
Turkish Lira/Japanese Yen @ FX Rate 41.000, expiring 09/27/16	JPMorgan Chase	TRY	8,500	59,932
Turkish Lira/Japanese Yen @ FX Rate 50.000, expiring 02/08/16	JPMorgan Chase	TRY	8,500	—
United States Dollar/Brazilian Real @ FX Rate 4.400, expiring 05/10/16	Morgan Stanley		4,000	78,623
United States Dollar/Brazilian Real @ FX Rate 7.500, expiring 08/18/16	Morgan Stanley		4,000	4,752
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 02/29/16	Barclays Capital Group		4,000	1,860
United States Dollar/Hungarian Forint @ FX Rate 330.000, expiring 06/09/16	JPMorgan Chase		4,000	15,304
United States Dollar/Malayasian Ringitt @ FX Rate 6.600, expiring 02/17/16	Credit Suisse First Boston Corp.		4,000	—
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 08/24/16	JPMorgan Chase		4,000	43,009
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 12/02/16	JPMorgan Chase		4,000	73,428
United States Dollar/Mexican Peso @ FX Rate 22.000, expiring 06/02/16	JPMorgan Chase		8,000	24,758
United States Dollar/New Taiwanese Dollar @ FX Rate 30.900, expiring 05/27/16	Credit Suisse First Boston Corp.		4,000	319,415
United States Dollar/New Taiwanese Dollar @ FX Rate 33.000, expiring 05/27/16	Barclays Capital Group		4,000	108,430
United States Dollar/New Taiwanese Dollar @ FX Rate 33.250, expiring 11/17/16	JPMorgan Chase		4,000	135,651
United States Dollar/Philippine Peso @ FX Rate 47.250, expiring 08/05/16	JPMorgan Chase		4,000	142,968
United States Dollar/Philippine Peso @ FX Rate 55.000, expiring 02/05/16	JPMorgan Chase		2,000	—
United States Dollar/Polish Zloty @ FX Rate 5.500, expiring 06/09/16	Barclays Capital Group		4,000	2,333
United States Dollar/Singapore Dollar @ FX Rate 1.500, expiring 01/09/17	Citigroup Global Markets		4,000	64,349
United States Dollar/South African Rand @ FX Rate 20.000, expiring 02/23/16	Credit Suisse First Boston Corp.		4,000	260
United States Dollar/South African Rand @ FX Rate 25.000, expiring 11/08/16	Credit Suisse First Boston Corp.		5,000	48,322
United States Dollar/South Korean Won @ FX Rate 1,600.000, expiring 05/18/16	JPMorgan Chase		4,000	1,180

United States Dollar/Turkish Lira @ FX Rate 5.000, expiring 03/03/16	Credit Suisse First Boston Corp.		4,000	1
United States Dollar/Turkish Lira @ FX Rate 5.000, expiring 11/08/16	Credit Suisse First Boston Corp.		5,000	20,017

				2,476,264

Put Options — 0.6%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.50			75,250	1,881
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.63			36,000	1,800
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.88			17,250	3,881
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $99.00			36,000	18,000
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $99.00	Citigroup Global Markets		22,000	270,212
5 Year CDX.NA.HY.25.V1, expiring 05/18/16, Strike Price $98.50	JPMorgan Chase		10,000	229,269
5 Year CDX.NA.IG.25.V1, expiring 04/20/16, Strike Price $105.00	Citigroup Global Markets		80,000	381,769
5 Year ITRAXX.XO.24.V1, expiring 03/16/16, Strike Price $600.00	Citigroup Global Markets	EUR	12,000	7,919
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $115.50			13,000	1,016
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $116.25			6,400	500
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.00			5,600	437
Australian Dollar/Japanese Yen @ FX Rate 50.000, expiring 04/25/16	Citigroup Global Markets	AUD	24,000	2,164
Australian Dollar/Japanese Yen @ FX Rate 77.000, expiring 01/24/17	Citigroup Global Markets	AUD	24,000	562,133
Euro/Polish Zloty @ FX Rate 4.300, expiring 12/08/16	Citigroup Global Markets	EUR	3,650	60,867
Interest Rate Swap Option,
Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		3,320	27,565
Mexican Peso/Japanese Yen @ FX Rate 6.500, expiring 05/18/16	JPMorgan Chase	MXN	60,000	104,105
Turkish Lira/Japanese Yen @ FX Rate 25.000, expiring 02/02/16	JPMorgan Chase	TRY	8,500	—
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 02/08/16	Barclays Capital Group	TRY	8,500	4
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 08/02/16	UBS AG	TRY	8,500	36,675
United States Dollar/Brazilian Real @ FX Rate 3.700, expiring 11/16/17	Citigroup Global Markets		4,000	55,532
United States Dollar/Chinese Renminbi @ FX Rate 6.300, expiring 02/29/16	Credit Suisse First Boston Corp.		4,000	336
United States Dollar/Mexican Peso @ FX Rate 16.000, expiring 08/24/16	JPMorgan Chase		4,000	12,523
United States Dollar/Turkish Lira @ FX Rate 2.950, expiring 09/05/16	Credit Suisse First Boston Corp.		4,000	60,192

				1,838,780

TOTAL OPTIONS PURCHASED (cost $4,459,693)				4,315,044

TOTAL SHORT-TERM INVESTMENTS (cost $13,197,862)				13,053,213

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.2% (cost $326,315,615)(l)				311,521,773

OPTIONS WRITTEN* — (1.1)%
Call Options — (0.7)%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $99.13			44,250	(36,506)
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $101.00	Citigroup Global Markets		22,000	(94,641)
5 Year CDX.NA.HY.25.V1, expiring 05/18/16, Strike Price $101.50	JPMorgan Chase		10,000	(60,676)
5 Year CDX.NA.IG.25.V1, expiring 04/20/16, Strike Price $95.00	Citigroup Global Markets		80,000	(150,318)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.00			12,000	(95,625)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.50			26,000	(119,844)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.75			32,700	(109,852)
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group		18,900	(206)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		8,520	(60,469)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets		7,930	(65,642)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		5,170	(62,622)
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		3,320	(40,951)
Mexican Peso/Japanese Yen @ FX Rate 8.500, expiring 05/18/16	JPMorgan Chase	MXN	60,000	(921)
United States Dollar/Brazilian Real @ FX Rate 4.400, expiring 05/10/16	Credit Suisse First Boston Corp.		4,000	(78,623)
United States Dollar/Brazilian Real @ FX Rate 7.500, expiring 11/16/17	Morgan Stanley		4,000	(105,741)
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 02/29/16	Credit Suisse First Boston Corp.		4,000	(1,860)
United States Dollar/Hungarian Forint @ FX Rate 330.000, expiring 06/09/16	Citigroup Global Markets		4,000	(15,304)
United States Dollar/Malayasian Ringitt @ FX Rate 5.500, expiring 01/09/17	Credit Suisse First Boston Corp.		4,000	(33,981)
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 08/24/16	JPMorgan Chase		4,000	(43,009)
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 12/02/16	JPMorgan Chase		4,000	(73,428)
United States Dollar/Mexican Peso @ FX Rate 22.000, expiring 06/02/16	JPMorgan Chase		8,000	(24,758)
United States Dollar/New Taiwanese Dollar @ FX Rate 30.900, expiring 05/27/16	Barclays Capital Group		4,000	(319,415)
United States Dollar/New Taiwanese Dollar @ FX Rate 33.000, expiring 05/27/16	Credit Suisse First Boston Corp.		4,000	(108,430)
United States Dollar/New Taiwanese Dollar @ FX Rate 35.500, expiring 11/17/16	JPMorgan Chase		4,000	(55,282)
United States Dollar/Philippine Peso @ FX Rate 50.000, expiring 08/05/16	JPMorgan Chase		6,000	(68,572)
United States Dollar/Polish Zloty @ FX Rate 4.650, expiring 12/08/16	Barclays Capital Group		4,000	(58,236)
United States Dollar/Singapore Dollar @ FX Rate 1.650, expiring 01/09/17	Citigroup Global Markets		4,000	(18,784)
United States Dollar/South African Rand @ FX Rate 25.000, expiring 11/08/17	Credit Suisse First Boston Corp.		5,000	(219,161)

United States Dollar/South Korean Won @ FX Rate 1,350.000, expiring 11/17/16	JPMorgan Chase		4,000	(68,154)
United States Dollar/Turkish Lira @ FX Rate 4.500, expiring 09/05/16	Credit Suisse First Boston Corp.		4,000	(13,234)
United States Dollar/Turkish Lira @ FX Rate 5.000, expiring 11/08/17	Credit Suisse First Boston Corp.		5,000	(122,922)

				(2,327,167)

Put Options — (0.4)%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.38			75,250	(1,881)
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.75			89,250	(8,925)
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $96.00	Citigroup Global Markets		22,000	(112,425)
5 Year CDX.NA.HY.25.V1, expiring 05/18/16, Strike Price $95.50	JPMorgan Chase		10,000	(140,813)
5 Year CDX.NA.IG.25.V1, expiring 04/20/16, Strike Price $125.00	Citigroup Global Markets		80,000	(198,950)
5 Year ITRAXX.XO.24.V1, expiring 03/16/16, Strike Price $450.00	Citigroup Global Markets	EUR	12,000	(74,750)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.50			13,000	(1,016)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.75			6,400	(500)
Australian Dollar/Japanese Yen @ FX Rate 67.000, expiring 01/24/17	Citigroup Global Markets	AUD	48,000	(537,758)
Euro/Polish Zloty @ FX Rate 4.100, expiring 12/08/16	Citigroup Global Markets	EUR	3,650	(20,733)
Interest Rate Swap Option,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		3,320	(12,660)
Mexican Peso/Japanese Yen @ FX Rate 6.500, expiring 05/18/16	Credit Suisse First Boston Corp.	MXN	60,000	(104,105)
Turkish Lira/Japanese Yen @ FX Rate 25.000, expiring 09/26/16	UBS AG	TRY	8,500	(12,845)
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 02/08/16	JPMorgan Chase	TRY	8,500	(4)
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 08/02/16	Barclays Capital Group	TRY	8,500	(36,675)
United States Dollar/Chinese Renminbi @ FX Rate 6.300, expiring 02/29/16	Barclays Capital Group		4,000	(336)
United States Dollar/Mexican Peso @ FX Rate 16.000, expiring 08/24/16	JPMorgan Chase		4,000	(12,523)

				(1,276,899)

TOTAL OPTIONS WRITTEN (premiums received $3,782,313)				(3,604,066)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.1% (cost $322,533,302)				307,917,707
Other assets in excess of liabilities(m) — 3.9%				12,624,030

NET ASSETS — 100.0%				$320,541,737

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate

BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CABs	Capital Appreciation Bonds
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
COLIBOR	Columbia Interbank Offered Rate
CPTFEMU	Eurostat Eurozone HICP ex Tobacco NSA
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FRCPXTOB	France Consumer Price Index Ex Tobacco
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonized Index of Consumer Prices
IO	Interest Only
ITRAXX	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel

INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,499,017. The aggregate value of $2,341,065 is approximately 0.7% of net assets.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(g)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,917,754 and 2.2% of net assets.
(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2016.
(j)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(l)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$330,852,702

Appreciation	5,090,182
Depreciation	(24,421,111)

Net Unrealized Depreciation	$(19,330,929)

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1,162	5 Year U.S. Treasury Notes	Mar. 2016	$137,828,599	$140,220,719	$2,392,120
6	10 Year U.K. Gilt	Mar. 2016	1,007,026	1,028,669	21,643
769	10 Year U.S. Treasury Notes	Mar. 2016	96,837,523	99,645,578	2,808,055
102	U.S. Ultra Bonds	Mar. 2016	16,094,394	16,951,125	856,731

					6,078,549

	Short Positions:
25	30 Day U.S. Federal Funds	Feb. 2016	10,386,749	10,381,820	4,929
17	90 Day Euro Dollar	Mar. 2017	4,211,343	4,211,963	(620)
17	90 Day Euro Dollar	Jun. 2017	4,207,318	4,207,713	(395)
17	90 Day Euro Dollar	Sep. 2017	4,203,218	4,203,675	(457)
17	90 Day Euro Dollar	Dec. 2017	4,198,755	4,199,425	(670)
102	2 Year U.S. Treasury Notes	Mar. 2016	22,196,199	22,299,750	(103,551)
8	10 Year Japanese Bond	Mar. 2016	9,823,055	9,939,784	(116,729)
5	30 Year Euro-Buxl Bond	Mar. 2016	842,348	880,827	(38,479)
29	Euro-Bobl	Mar. 2016	4,139,464	4,160,360	(20,896)
13	Euro-Bund	Mar. 2016	2,248,613	2,300,430	(51,817)
14	U.S. Long Bonds	Mar. 2016	2,170,135	2,254,437	(84,302)

					(412,987)

					$5,665,562

(1)	Cash of $2,100,000 and Foreign Bonds with a combined market value of $1,004,504 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at January 31, 2016.

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	BNP Paribas	AUD	26	$18,391	$18,388	$(3)
Expiring 04/15/16	BNP Paribas	AUD	918	642,600	647,234	4,634
Expiring 04/15/16	BNP Paribas	AUD	2,602	1,831,400	1,834,945	3,545
Expiring 04/15/16	Citigroup Global Markets	AUD	1,827	1,271,426	1,288,105	16,679
Expiring 04/15/16	JPMorgan Chase	AUD	923	640,000	651,086	11,086
Brazilian Real, Expiring 02/02/16	Citigroup Global Markets	BRL	6,160	1,615,600	1,540,148	(75,452)
Expiring 02/02/16	Credit Suisse First Boston Corp.	BRL	14,377	3,539,378	3,594,418	55,040
Expiring 02/02/16	Toronto Dominion	BRL	14,377	3,544,614	3,594,418	49,804
Expiring 05/12/16	Morgan Stanley	BRL	5,412	1,327,000	1,311,216	(15,784)
British Pound, Expiring 04/28/16	BNP Paribas	GBP	642	914,852	914,927	75
Expiring 04/28/16	JPMorgan Chase	GBP	674	962,200	960,972	(1,228)
Expiring 04/28/16	JPMorgan Chase	GBP	896	1,283,000	1,276,956	(6,044)
Canadian Dollar, Expiring 04/15/16	JPMorgan Chase	CAD	905	641,500	645,700	4,200
Expiring 04/15/16	JPMorgan Chase	CAD	1,378	954,900	983,491	28,591
Chilean Peso, Expiring 02/08/16	Citigroup Global Markets	CLP	494,368	699,941	692,407	(7,534)
Expiring 02/08/16	Citigroup Global Markets	CLP	512,109	724,547	717,255	(7,292)
Expiring 02/08/16	Citigroup Global Markets	CLP	595,807	853,102	834,480	(18,622)

Expiring 02/08/16	Citigroup Global Markets	CLP	669,694	957,800	937,966	(19,834)
Expiring 02/08/16	Citigroup Global Markets	CLP	674,902	954,600	945,260	(9,340)
Expiring 02/08/16	JPMorgan Chase	CLP	507,187	712,741	710,360	(2,381)
Chinese Renminbi, Expiring 03/02/16	Barclays Capital Group	CNH	9,118	1,435,411	1,383,230	(52,181)
Expiring 08/15/16	Barclays Capital Group	CNH	1,412	213,738	212,501	(1,237)
Expiring 08/15/16	Barclays Capital Group	CNH	12,459	1,880,000	1,875,346	(4,654)
Colombian Peso, Expiring 02/08/16	Citigroup Global Markets	COP	494,705	163,000	150,600	(12,400)
Expiring 02/08/16	Citigroup Global Markets	COP	3,129,190	956,500	952,601	(3,899)
Expiring 02/08/16	Citigroup Global Markets	COP	3,177,818	973,000	967,404	(5,596)
Expiring 02/08/16	Citigroup Global Markets	COP	4,042,635	1,280,125	1,230,675	(49,450)
Expiring 02/08/16	JPMorgan Chase	COP	3,110,606	1,008,300	946,943	(61,357)
Czech Koruna, Expiring 04/22/16	Citigroup Global Markets	CZK	48,428	1,958,836	1,945,612	(13,224)
Danish Krone, Expiring 04/28/16	Bank of America	DKK	291	42,782	42,292	(490)
Expiring 04/28/16	JPMorgan Chase	DKK	22,616	3,320,314	3,291,703	(28,611)
Euro, Expiring 06/13/16	Bank of America	EUR	847	905,588	920,741	15,153
Expiring 06/13/16	Citigroup Global Markets	EUR	646	733,000	702,180	(30,820)
Hungarian Forint, Expiring 06/13/16	JPMorgan Chase	HUF	188,122	640,029	653,839	13,810
Indian Rupee, Expiring 04/07/16	Barclays Capital Group	INR	356,949	5,266,288	5,197,713	(68,575)
Indonesia Rupiah, Expiring 04/08/16	Barclays Capital Group	IDR	10,531,296	734,400	754,178	19,778
Expiring 04/08/16	Citigroup Global Markets	IDR	20,741,101	1,464,250	1,485,332	21,082
Israeli Shekel, Expiring 04/20/16	Citigroup Global Markets	ILS	3,808	965,700	963,587	(2,113)
Japanese Yen, Expiring 04/28/16	Bank of America	JPY	2,531,512	21,399,680	20,958,278	(441,402)
Expiring 04/28/16	Barclays Capital Group	JPY	27,308	226,021	226,081	60
Expiring 04/28/16	BNP Paribas	JPY	2,531,512	21,401,506	20,958,278	(443,228)
Expiring 08/02/16	JPMorgan Chase	JPY	17,706	145,800	147,072	1,272
Expiring 08/04/16	JPMorgan Chase	JPY	29,060	236,542	241,400	4,858
Malaysian Ringgit, Expiring 08/22/16	Credit Suisse First Boston Corp.	MYR	3,076	697,106	731,045	33,939
Mexican Peso, Expiring 04/22/16	JPMorgan Chase	MXN	43,424	2,317,716	2,380,421	62,705
Expiring 08/26/16	JPMorgan Chase	MXN	17,351	930,000	942,549	12,549
Expiring 12/06/16	JPMorgan Chase	MXN	16,156	860,000	871,067	11,067
New Taiwanese Dollar, Expiring 02/25/16	Barclays Capital Group	TWD	49,335	1,466,123	1,479,940	13,817
Expiring 05/31/16	Credit Suisse First Boston Corp.	TWD	18,960	620,000	569,520	(50,480)
Expiring 11/21/16	JPMorgan Chase	TWD	28,985	885,713	874,459	(11,254)

New Zealand Dollar, Expiring 04/15/16	JPMorgan Chase	NZD	581	378,713	374,447	(4,266)
Expiring 04/15/16	JPMorgan Chase	NZD	2,497	1,614,400	1,609,496	(4,904)
Norwegian Krone, Expiring 04/21/16	Barclays Capital Group	NOK	8,414	962,200	968,464	6,264
Expiring 04/21/16	BNP Paribas	NOK	6,941	792,500	798,889	6,389
Expiring 04/21/16	BNP Paribas	NOK	21,261	2,380,618	2,447,119	66,501
Peruvian Nuevo Sol, Expiring 02/16/16	JPMorgan Chase	PEN	2,300	696,970	661,223	(35,747)
Polish Zloty, Expiring 04/22/16	Bank of America	PLN	4,029	976,612	986,243	9,631
Russian Ruble, Expiring 04/20/16	Bank of America	RUB	17,356	201,597	224,872	23,275
Expiring 04/20/16	Barclays Capital Group	RUB	90,309	1,123,939	1,170,111	46,172
Singapore Dollar, Expiring 04/26/16	Citigroup Global Markets	SGD	1,838	1,283,000	1,287,967	4,967
Expiring 04/26/16	Citigroup Global Markets	SGD	2,299	1,609,500	1,610,521	1,021
Expiring 04/26/16	Toronto Dominion	SGD	2,304	1,614,400	1,614,146	(254)
Expiring 01/11/17	Citigroup Global Markets	SGD	1,286	888,889	895,774	6,885
South African Rand, Expiring 02/29/16	Credit Suisse First Boston Corp.	ZAR	8,032	600,000	502,961	(97,039)
Expiring 04/26/16	Toronto Dominion	ZAR	5,340	320,700	330,585	9,885
Expiring 08/25/16	Credit Suisse First Boston Corp.	ZAR	14,314	945,455	865,048	(80,407)
Expiring 08/25/16	JPMorgan Chase	ZAR	6,793	448,899	410,512	(38,387)
Expiring 11/10/16	Credit Suisse First Boston Corp.	ZAR	2,978	200,000	177,174	(22,826)
Expiring 11/10/16	Credit Suisse First Boston Corp.	ZAR	6,805	380,000	404,846	24,846
South Korean Won, Expiring 02/12/16	Bank of America	KRW	989,636	820,186	825,206	5,020
Expiring 02/12/16	Barclays Capital Group	KRW	1,316,618	1,133,550	1,097,860	(35,690)
Expiring 02/12/16	Citigroup Global Markets	KRW	1,298,930	1,098,600	1,083,110	(15,490)
Expiring 02/12/16	Citigroup Global Markets	KRW	2,097,815	1,785,983	1,749,259	(36,724)
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	1,102,203	907,200	919,069	11,869
Expiring 05/31/16	Credit Suisse First Boston Corp.	KRW	974,077	828,648	810,368	(18,280)
Turkish Lira, Expiring 02/25/16	JPMorgan Chase	TRY	972	320,700	326,780	6,080
Expiring 02/25/16	JPMorgan Chase	TRY	2,396	811,200	805,261	(5,939)
Expiring 11/09/16	Credit Suisse First Boston Corp.	TRY	165	50,000	51,731	1,731
Expiring 11/09/16	Credit Suisse First Boston Corp.	TRY	477	150,000	149,279	(721)

				$124,541,519	$123,314,640	$(1,226,879)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	JPMorgan Chase	AUD	8,608	$6,012,912	$6,070,432	$(57,520)
Expiring 04/15/16	JPMorgan Chase	AUD	1,396	954,900	984,847	(29,947)
Expiring 04/15/16	JPMorgan Chase	AUD	1,164	798,300	820,714	(22,414)
Brazilian Real, Expiring 02/02/16	Barclays Capital Group	BRL	1,431	351,202	357,717	(6,515)
Expiring 02/02/16	Citigroup Global Markets	BRL	3,896	957,800	974,012	(16,212)
Expiring 02/02/16	Citigroup Global Markets	BRL	3,785	954,600	946,175	8,425
Expiring 02/02/16	Citigroup Global Markets	BRL	1,925	486,699	481,370	5,329
Expiring 02/02/16	Goldman Sachs & Co.	BRL	6,110	1,464,250	1,527,655	(63,405)
Expiring 02/02/16	JPMorgan Chase	BRL	9,993	2,603,370	2,498,384	104,986
Expiring 02/02/16	JPMorgan Chase	BRL	3,733	973,000	933,275	39,725
Expiring 02/02/16	Morgan Stanley	BRL	4,041	1,001,829	1,010,395	(8,566)
Expiring 03/02/16	Credit Suisse First Boston Corp.	BRL	14,377	3,510,256	3,562,263	(52,007)
Expiring 03/02/16	Toronto Dominion	BRL	14,377	3,515,276	3,562,262	(46,986)
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	1,237	370,000	299,758	70,242
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,000	1,266,480	(66,480)
British Pound, Expiring 04/28/16	Barclays Capital Group	GBP	159	226,022	227,052	(1,030)
Expiring 04/28/16	Citigroup Global Markets	GBP	2,407	3,407,928	3,430,181	(22,253)
Expiring 04/28/16	JPMorgan Chase	GBP	1,123	1,606,500	1,600,616	5,884
Canadian Dollar, Expiring 04/15/16	Bank of America	CAD	1,489	1,047,403	1,062,848	(15,445)
Chilean Peso, Expiring 02/08/16	Barclays Capital Group	CLP	417,702	570,087	585,030	(14,943)
Expiring 02/08/16	Barclays Capital Group	CLP	192,373	267,650	269,436	(1,786)
Expiring 02/08/16	Citigroup Global Markets	CLP	850,467	1,174,500	1,191,155	(16,655)
Expiring 02/08/16	Citigroup Global Markets	CLP	417,499	572,058	584,745	(12,687)
Expiring 02/08/16	Citigroup Global Markets	CLP	385,309	535,300	539,659	(4,359)
Expiring 02/08/16	JPMorgan Chase	CLP	912,857	1,280,125	1,278,538	1,587
Expiring 02/18/16	Barclays Capital Group	CLP	192,788	267,650	269,740	(2,090)
Chinese Renminbi, Expiring 03/02/16	Credit Suisse First Boston Corp.	CNH	9,118	1,405,000	1,383,230	21,770
Expiring 08/15/16	Barclays Capital Group	CNH	13,871	2,100,000	2,087,847	12,153
Colombian Peso, Expiring 02/08/16	Citigroup Global Markets	COP	5,246,383	1,628,300	1,597,125	31,175
Expiring 02/08/16	Goldman Sachs & Co.	COP	3,056,005	922,150	930,321	(8,171)
Expiring 02/08/16	JPMorgan Chase	COP	5,256,152	1,628,300	1,600,099	28,201
Euro, Expiring 04/28/16	Barclays Capital Group	EUR	268	290,600	290,964	(364)
Expiring 04/28/16	BNP Paribas	EUR	157	173,013	171,024	1,989
Expiring 04/28/16	Citigroup Global Markets	EUR	3,258	3,537,608	3,538,497	(889)
Expiring 04/28/16	JPMorgan Chase	EUR	3,258	3,540,233	3,538,496	1,737
Expiring 06/13/16	Citigroup Global Markets	EUR	1,492	1,593,137	1,622,921	(29,784)

Hungarian Forint, Expiring 04/22/16	Citigroup Global Markets	HUF	255,919	884,002	889,616	(5,614)
Expiring 06/13/16	Citigroup Global Markets	HUF	185,713	667,000	645,466	21,534
Indian Rupee, Expiring 04/07/16	Citigroup Global Markets	INR	178,474	2,599,395	2,598,856	539
Indonesia Rupiah, Expiring 04/08/16	Barclays Capital Group	IDR	7,652,086	535,860	547,988	(12,128)
Expiring 04/08/16	Hong Kong & Shanghai Bank	IDR	13,209,653	919,892	945,983	(26,091)
Israeli Shekel, Expiring 04/20/16	Barclays Capital Group	ILS	13,754	3,483,254	3,480,228	3,026
Japanese Yen, Expiring 04/28/16	Bank of America	JPY	39,048	322,900	323,274	(374)
Malaysian Ringgit, Expiring 02/19/16	Barclays Capital Group	MYR	1,312	300,665	315,327	(14,662)
Expiring 02/19/16	Citigroup Global Markets	MYR	3,262	734,400	783,982	(49,582)
Expiring 02/19/16	Citigroup Global Markets	MYR	3,186	745,600	765,653	(20,053)
Expiring 08/22/16	Credit Suisse First Boston Corp.	MYR	4,861	1,142,857	1,155,306	(12,449)
Expiring 01/11/17	Credit Suisse First Boston Corp.	MYR	2,319	522,222	548,008	(25,786)
Mexican Peso, Expiring 06/06/16	JPMorgan Chase	MXN	17,680	1,110,000	966,083	143,917
Expiring 06/06/16	JPMorgan Chase	MXN	7,423	400,000	405,622	(5,622)
Expiring 08/26/16	JPMorgan Chase	MXN	4,768	270,000	258,991	11,009
Expiring 08/26/16	JPMorgan Chase	MXN	4,596	260,000	249,663	10,337
Expiring 12/06/16	JPMorgan Chase	MXN	7,960	466,667	429,163	37,504
New Taiwanese Dollar, Expiring 02/25/16	UBS AG	TWD	49,335	1,505,609	1,479,940	25,669
Expiring 05/31/16	Barclays Capital Group	TWD	46,691	1,488,147	1,402,522	85,625
Expiring 12/15/16	Barclays Capital Group	TWD	49,335	1,464,817	1,489,383	(24,566)
Expiring 12/15/16	Citigroup Global Markets	TWD	110,274	3,277,090	3,329,080	(51,990)
New Zealand Dollar, Expiring 04/15/16	JPMorgan Chase	NZD	1,504	954,900	969,711	(14,811)
Expiring 04/15/16	JPMorgan Chase	NZD	1,249	800,100	805,130	(5,030)
Expiring 04/15/16	JPMorgan Chase	NZD	1,247	800,100	803,681	(3,581)
Expiring 04/15/16	JPMorgan Chase	NZD	1,245	800,100	802,525	(2,425)
Expiring 04/15/16	JPMorgan Chase	NZD	1,234	796,000	795,834	166
Expiring 04/15/16	Toronto Dominion	NZD	2,008	1,285,200	1,294,573	(9,373)
Peruvian Nuevo Sol, Expiring 02/16/16	Citigroup Global Markets	PEN	2,563	748,339	736,957	11,382
Expiring 02/16/16	Credit Suisse First Boston Corp.	PEN	2,554	762,125	734,320	27,805
Expiring 02/16/16	Credit Suisse First Boston Corp.	PEN	2,534	755,024	728,455	26,569
Expiring 09/08/16	Credit Suisse First Boston Corp.	PEN	2,643	745,657	737,467	8,190
Philippine Peso, Expiring 04/27/16	UBS AG	PHP	6,858	141,213	143,242	(2,029)

Polish Zloty, Expiring 12/12/16	Barclays Capital Group	PLN	1,586	399,999	387,841	12,158
Russian Ruble, Expiring 04/20/16	Barclays Capital Group	RUB	42,484	530,621	550,460	(19,839)
Expiring 04/20/16	Barclays Capital Group	RUB	20,972	265,311	271,724	(6,413)
Expiring 04/20/16	Barclays Capital Group	RUB	1,686	21,057	21,839	(782)
Singapore Dollar, Expiring 04/26/16	Citigroup Global Markets	SGD	11,312	7,902,678	7,924,843	(22,165)
South African Rand, Expiring 02/29/16	Credit Suisse First Boston Corp.	ZAR	15,260	1,250,000	955,538	294,462
Expiring 04/26/16	Deutsche Bank AG	ZAR	50,909	3,047,857	3,151,608	(103,751)
Expiring 08/25/16	Credit Suisse First Boston Corp.	ZAR	21,107	1,528,000	1,275,559	252,441
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	835,574	(95,574)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	419,129	30,871
South Korean Won, Expiring 02/12/16	Barclays Capital Group	KRW	832,371	713,869	694,071	19,798
Expiring 02/12/16	Citigroup Global Markets	KRW	855,274	729,600	713,168	16,432
Expiring 02/12/16	JPMorgan Chase	KRW	1,081,437	896,900	901,754	(4,854)
Expiring 05/31/16	Credit Suisse First Boston Corp.	KRW	779,800	700,000	648,743	51,257
Expiring 11/21/16	JPMorgan Chase	KRW	806,810	685,713	670,360	15,353
Expiring 11/21/16	JPMorgan Chase	KRW	230,907	190,000	191,856	(1,856)
Swedish Krona, Expiring 04/22/16	JPMorgan Chase	SEK	21,024	2,457,477	2,455,985	1,492
Swiss Franc, Expiring 04/28/16	Citigroup Global Markets	CHF	3,887	3,840,386	3,809,413	30,973
Thai Baht, Expiring 04/22/16	Barclays Capital Group	THB	70,695	1,931,036	1,974,387	(43,351)
Turkish Lira, Expiring 02/25/16	Barclays Capital Group	TRY	2,185	717,500	734,193	(16,693)
Expiring 02/25/16	Citigroup Global Markets	TRY	2,941	969,900	988,185	(18,285)
Expiring 02/25/16	JPMorgan Chase	TRY	16,327	5,529,405	5,486,340	43,065
Expiring 02/25/16	JPMorgan Chase	TRY	4,799	1,600,700	1,612,461	(11,761)
Expiring 02/25/16	JPMorgan Chase	TRY	3,558	1,203,400	1,195,741	7,659
Expiring 08/02/16	JPMorgan Chase	TRY	471	145,800	151,256	(5,456)
Expiring 08/04/16	Citigroup Global Markets	TRY	533	174,981	171,293	3,688
Expiring 09/06/16	Credit Suisse First Boston Corp.	TRY	4,336	1,313,000	1,380,764	(67,764)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	469,403	(49,403)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	451,815	(26,815)

				$125,397,283	$125,152,595	244,688

						$(982,191)

Cross currency exchange contracts outstanding at January 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
02/25/16	Buy	EUR	1,416	TRY	4,636	$(22,564)	Barclays Capital Group
02/25/16	Buy	TRY	4,833	EUR	1,462	39,538	Barclays Capital Group
02/25/16	Buy	TRY	2,380	EUR	733	5,154	Barclays Capital Group
04/15/16	Buy	AUD	1,353	JPY	111,967	27,124	JPMorgan Chase
04/15/16	Buy	AUD	2,288	EUR	1,476	10,724	BNP Paribas
04/15/16	Buy	CAD	2,030	EUR	1,324	11,308	JPMorgan Chase
04/20/16	Buy	EUR	732	ILS	3,167	(6,906)	Citigroup Global Markets
04/22/16	Buy	EUR	1,477	SEK	13,743	(1,999)	Citigroup Global Markets
04/28/16	Buy	EUR	2,951	CHF	3,238	31,417	Citigroup Global Markets
04/28/16	Buy	EUR	2,961	CHF	3,258	22,133	Citigroup Global Markets
05/20/16	Buy	JPY	162,988	MXN	21,250	187,765	Credit Suisse First Boston Corp.
05/20/16	Buy	MXN	20,571	JPY	141,717	(48,660)	JPMorgan Chase
06/17/16	Buy	EUR	980	ZAR	14,725	163,809	JPMorgan Chase
06/17/16	Buy	ZAR	17,287	EUR	1,080	(115,571)	JPMorgan Chase
08/04/16	Buy	TRY	2,991	JPY	105,902	81,056	UBS AG
09/06/16	Buy	EUR	1,339	ZAR	21,810	146,396	JPMorgan Chase
09/06/16	Buy	ZAR	13,313	EUR	720	16,972	JPMorgan Chase
09/28/16	Buy	JPY	36,458	TRY	1,046	(27,584)	UBS AG
09/29/16	Buy	JPY	55,395	TRY	1,561	(32,615)	JPMorgan Chase
12/12/16	Buy	EUR	675	PLN	2,980	10,810	Citigroup Global Markets

						$498,307

Credit default swap agreements outstanding at January 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at January 31, 2016(5)	Unrealized Appreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
ITRAXX.XO.24.V1	12/20/20	5.000%	4,800	$(293,784)	$(348,877)	$55,093

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at January 31, 2016(5)	Unrealized Appreciation
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.25.V1	12/20/20	5.000%	10,000	$(81,000)	$(26,000)	$55,000

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(g)	02/01/16	1.500%	123	$182	$—	$182	Goldman Sachs & Co.
Ameriquest Home Equity(g)	02/01/16	1.500%	104	153	—	153	Goldman Sachs & Co.
Ameriquest Home Equity(g)	02/01/16	1.500%	206	305	—	305	Goldman Sachs & Co.
Ameriquest Home Equity(g)	02/01/16	1.500%	129	191	—	191	Goldman Sachs & Co.
BSABS(g)	02/01/16	1.500%	98	145	—	145	Goldman Sachs & Co.
CAS(g)	02/01/16	1.500%	188	278	—	278	Goldman Sachs & Co.
CAS(g)	02/01/16	1.500%	571	844	—	844	Goldman Sachs & Co.

Chase Mortgage(g)	02/01/16	1.500%	278	411	—	411	Goldman Sachs & Co.
Chase Mortgage(g)	02/01/16	1.500%	190	280	—	280	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(g)	02/22/16	1.500%	162	67	(47)	114	Goldman Sachs & Co.
COMM Mortgage Trust(g)	02/22/16	1.500%	137	57	(40)	97	Goldman Sachs & Co.
Countrywide Home Equity(g)	02/01/16	1.500%	167	248	—	248	Goldman Sachs & Co.
Countrywide Home Equity(g)	02/01/16	1.500%	532	789	—	789	Goldman Sachs & Co.
Countrywide Home Equity(g)	02/01/16	1.500%	156	231	—	231	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(g)	03/02/16	1.500%	128	16	—	16	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(g)	03/02/16	1.500%	453	57	—	57	Goldman Sachs & Co.
First Franklin Home Equity(g)	02/01/16	1.500%	43	64	—	64	Goldman Sachs & Co.
Fremont Home Equity(g)	02/01/16	1.500%	122	180	—	180	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	02/22/16	1.500%	406	169	(119)	288	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	02/22/16	1.500%	50	21	(14)	35	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	02/22/16	1.500%	108	45	(32)	77	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	02/22/16	1.500%	76	32	(22)	54	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	02/22/16	1.500%	83	35	(24)	59	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	02/22/16	1.500%	63	26	(19)	45	Goldman Sachs & Co.
IndyMac Alta Mortgage(g)	02/01/16	1.500%	333	492	—	492	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust(g)	02/22/16	1.500%	83	34	(24)	58	Goldman Sachs & Co.
Lehman Home Equity(g)	02/01/16	1.500%	158	233	—	233	Goldman Sachs & Co.
Lehman Home Equity(g)	02/01/16	1.500%	234	346	—	346	Goldman Sachs & Co.
Morgan Stanley BAML Trust(g)	02/22/16	1.500%	74	31	(21)	52	Goldman Sachs & Co.
New Century Home Equity(g)	02/01/16	1.500%	124	184	—	184	Goldman Sachs & Co.
New Century Home Equity(g)	02/01/16	1.500%	212	314	—	314	Goldman Sachs & Co.
New Century Home Equity(g)	02/01/16	1.500%	189	279	—	279	Goldman Sachs & Co.
New Century Home Equity(g)	02/01/16	1.500%	132	195	—	195	Goldman Sachs & Co.
Option One Home Equity(g)	02/01/16	1.500%	159	235	—	235	Goldman Sachs & Co.
STACR(g)	02/01/16	1.500%	173	255	—	255	Goldman Sachs & Co.
Terwin Mortgage Trust(g)	02/01/16	1.500%	110	163	—	163	Goldman Sachs & Co.

				$7,587	$(362)	$7,949

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%	300	3.837%	$(16,086)	$(16,608)	$522	Credit Suisse First Boston Corp.
Petroleos Mexicanos	09/20/21	1.000%	1,500	4.303%	237,110	37,323	199,787	Hong Kong & Shanghai Bank

					$221,024	$20,715	$200,309

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swap on corporate issues—Sell Protection(2):
Petroleos Mexicanos	09/20/21	1.000%	2,500	4.303%	$(395,184)	$(70,058)	$(325,126)	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(93,150)	$(122,424)	$29,274	Credit Suisse First Boston Corp.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.365%	$(7,041)	$(9,413)	$2,372	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.659%	(8,791)	(2,988)	(5,803)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.142%	(9,234)	(12,919)	3,685	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.282%	(17,718)	(10,230)	(7,488)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.491%	(5,802)	(5,072)	(730)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.839%	(5,880)	5,740	(11,620)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.529%	(8,923)	(16,512)	7,589	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.466%	(8,640)	(23,767)	15,127	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	1.050%	(352)	3,898	(4,250)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.665%	8,178	12,675	(4,497)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.179%	(12,674)	(28,054)	15,380	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	0.747%	(8,700)	19,172	(27,872)	JPMorgan Chase

					$(85,577)	$(67,470)	$(18,107)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	1.428%	$(29,657)	$16,516	$(46,173)	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%	2,000	1.428%	(29,657)	16,034	(45,691)	Hong Kong & Shanghai Bank
Federation of Russia	12/20/17	1.000%	1,000	2.210%	(21,234)	(27,490)	6,256	Bank of America
Kingdom of Belgium	12/20/24	1.000%	3,500	0.676%	97,088	20,902	76,186	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.285%	91,098	(14,500)	105,598	JPMorgan Chase
Kingdom of Spain	09/20/20	1.000%	2,500	0.894%	14,834	916	13,918	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%	700	0.901%	4,415	(7,647)	12,062	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	1.196%	(9,527)	(25,397)	15,870	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.933%	7,215	18,280	(11,065)	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	2,000	1.013%	1,378	20,408	(19,030)	Citigroup Global Markets
People’s Republic of China	03/20/22	1.000%	1,000	1.454%	(24,604)	(17,210)	(7,394)	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	1.454%	(49,209)	(21,992)	(27,217)	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.917%	2,574	603	1,971	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	1.013%	689	10,204	(9,515)	Hong Kong & Shanghai Bank
Republic of Brazil	09/20/17	1.000%	1,000	2.632%	(25,191)	(22,699)	(2,492)	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%	1,000	3.516%	(62,302)	(44,239)	(18,063)	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	3.087%	(63,213)	(17,514)	(45,699)	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	1.476%	(62,637)	2,887	(65,524)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	2.964%	(203,751)	(41,036)	(162,715)	Hong Kong & Shanghai Bank
Republic of France	06/20/16	0.250%	2,700	0.041%	3,038	(156,882)	159,920	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.067%	7,140	(194,311)	201,451	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.044%	9,683	(353,862)	363,545	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.148%	4,197	(14,962)	19,159	Deutsche Bank AG
Republic of France	12/20/19	0.250%	7,000	0.193%	17,465	(107,630)	125,095	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.212%	5,578	(188,678)	194,256	JPMorgan Chase
Republic of France	12/20/25	0.250%	5,000	0.625%	(167,572)	(161,047)	(6,525)	JPMorgan Chase
Republic of France	12/20/16	1.000%	1,000	0.044%	9,799	(31,892)	41,691	UBS AG
Republic of Indonesia	09/20/18	1.000%	2,200	1.426%	(21,501)	(122,244)	100,743	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.473%	(15,932)	(70,888)	54,956	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%	700	0.463%	20,484	3,081	17,403	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.709%	16,642	(8,907)	25,549	Deutsche Bank AG
Republic of Ireland	06/20/18	1.000%	2,000	0.205%	40,350	(81,678)	122,028	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%	1,500	1.117%	(6,007)	(13,249)	7,242	Barclays Capital Group
Republic of Italy	06/20/21	1.000%	700	1.107%	(2,993)	(18,944)	15,951	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.417%	(26,883)	(50,860)	23,977	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.327%	(52,341)	(108,518)	56,177	Goldman Sachs & Co.
Republic of Italy	06/20/20	1.000%	6,000	1.085%	(14,230)	(14,463)	233	Hong Kong & Shanghai Bank
Republic of Italy	03/20/22	1.000%	3,000	1.327%	(52,340)	(108,434)	56,094	JPMorgan Chase
Republic of Italy	12/20/16	1.000%	2,000	0.352%	14,034	(293,423)	307,457	UBS AG
Republic of Korea	12/20/21	1.000%	2,000	0.733%	32,457	37,686	(5,229)	Barclays Capital Group

Republic of Latvia	09/20/19	1.000%	3,000	0.568%	49,936	5,686	44,250	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.523%	12,022	2,637	9,385	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.550%	52,081	5,603	46,478	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.505%	12,470	2,637	9,833	Deutsche Bank AG
Republic of Panama	12/20/20	1.000%	5,500	1.998%	(245,133)	(206,535)	(38,598)	JPMorgan Chase
Republic of Peru	03/20/22	1.000%	3,000	2.284%	(210,695)	(105,928)	(104,767)	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	1.483%	(26,240)	(17,211)	(9,029)	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	1.397%	(19,805)	(15,838)	(3,967)	Hong Kong & Shanghai Bank
Republic of Philippines	09/20/20	1.000%	1,700	1.181%	(11,665)	(8,268)	(3,397)	JPMorgan Chase
Republic of Philipppines	12/20/20	1.000%	750	1.233%	(7,247)	(42)	(7,205)	Deutsche Bank AG
Republic of Poland	12/20/21	1.000%	2,000	1.032%	(1,209)	33,939	(35,148)	Barclays Capital Group
Republic of Poland	06/20/21	1.000%	1,000	0.967%	2,907	17,974	(15,067)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	2.129%	(38,036)	(44,567)	6,531	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	2.489%	(41,096)	(39,790)	(1,306)	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	2.128%	(71,056)	(53,625)	(17,431)	Goldman Sachs & Co.
Republic of Slovakia	06/20/21	1.000%	1,000	0.544%	25,028	21,924	3,104	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.444%	(29,098)	(69,737)	40,639	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	2.791%	(59,376)	(64,857)	5,481	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	2.532%	(116,432)	(76,304)	(40,128)	JPMorgan Chase

					$(1,263,267)	$(2,805,381)	$1,542,114

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greaterlikelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	4,500	01/09/20	1.716%	3 Month Canadian Banker’s Acceptance(1)	$8,850	$(105,931)	$(114,781)
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	53,661	(288,829)	(342,490)
CAD	1,100	06/25/30	2.651%	3 Month Canadian Banker’s Acceptances(2)	(1,779)	66,266	68,045
CZK	34,000	01/23/22	0.513%	6 Month PRIBOR(2)	1,153	7,844	6,691
DKK	15,000	01/27/20	0.385%	6 Month CIBOR(2)	1,717	8,233	6,516
DKK	13,600	05/04/25	0.825%	6 Month CIBOR(2)	5,991	(25,508)	(31,499)
EUR	4,500	09/24/16	(0.045%)	1 Day EONIA(1)	623	(12,660)	(13,283)
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	9,908	(38,285)	(48,193)
EUR	2,300	09/01/18	0.174%	6 Month EURIBOR(2)	33	20,772	20,739
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	(2,291)	22,966	25,257
EUR	1,000	05/29/20	0.373%	6 Month EURIBOR(2)	454	17,528	17,074
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	(3,519)	31,274	34,793
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	(3,508)	34,967	38,475
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	(20,924)	101,958	122,882

EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	(46,522)	228,738	275,260
EUR	5,650	02/15/25	0.672%	1 Day EONIA(1)	733	(191,827)	(192,560)
EUR	1,410	05/12/25	0.895%	6 Month EURIBOR(2)	2,158	41,615	39,457
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	223,560	379,133	155,573
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	(22,165)	148,043	170,208
EUR	1,360	11/11/29	1.453%	6 Month EURIBOR(2)	(4,601)	92,881	97,482
EUR	1,800	01/14/30	1.022%	6 Month EURIBOR(2)	9,891	7,400	(2,491)
EUR	1,355	12/28/35	1.559%	6 Month EURIBOR(2)	(120)	96,827	96,947
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(22,336)	141,476	163,812
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	(31,656)	186,142	217,798
EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	(6,413)	144,825	151,238
EUR	400	02/10/45	1.158%	6 Month EURIBOR(2)	4,880	(11,509)	(16,389)
EUR	980	12/28/45	1.599%	6 Month EURIBOR(1)	471	(92,983)	(93,454)
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	(3,764)	39,967	43,731
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	(4,486)	49,008	53,494
GBP	1,000	08/20/35	2.126%	6 Month GBP LIBOR(2)	323	74,365	74,042
GBP	530	08/19/45	2.171%	6 Month GBP LIBOR(2)	(925)	66,790	67,715
HKD	48,000	02/25/16	0.630%	3 Month HIBOR(2)	13	1,176	1,163
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	174	37,717	37,543
JPY	90,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	(5,747)	76,106	81,853
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	(3,386)	43,682	47,068
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	(1,421)	62,983	64,404
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	(829)	59,852	60,681
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(3,588)	123,629	127,217
JPY	160,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	(2,000)	99,077	101,077
JPY	90,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	(376)	65,924	66,300
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	(272)	48,210	48,482
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	267	116,216	115,949
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	317	10,344	10,027
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	(166)	63,160	63,326
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	(761)	186,700	187,461
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	(156)	81,669	81,825
MXN	90,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(5,644)	51,139	56,783
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(17,085)	56,927	74,012
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	6,914	(7,713)	(14,627)
MXN	4,000	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	382	772	390
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(4,263)	5,073	9,336
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	6,116	13,801	7,685
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(13,692)	92,240	105,932
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(10,486)	63,611	74,097
NZD	1,900	05/01/25	3.825%	3 Month BBR(2)	3,191	47,784	44,593
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	4,088	(1,209)	(5,297)
SEK	13,300	08/26/16	1.930%	3 Month STIBOR(2)	(12,725)	20,544	33,269
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	2,485	33,093	30,608
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	18,164	73,533	55,369
SEK	3,000	11/16/25	1.485%	3 Month STIBOR(2)	158	8,277	8,119
SEK	6,000	12/09/25	1.505%	3 Month STIBOR(2)	18	17,553	17,535
ZAR	21,900	08/26/20	7.855%	3 Month JIBAR(2)	(808)	(22,334)	(21,526)
	32,240	01/26/18	1.124%	3 Month LIBOR(1)	(5,892)	(42,514)	(36,622)
	30,800	02/28/19	1.806%	3 Month LIBOR(1)	60,864	(744,823)	(805,687)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	(36,654)	(36,814)
	4,080	03/11/20	1.824%	3 Month LIBOR(1)	167	(109,325)	(109,492)
	1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	(21,882)	(22,037)
	5,030	12/18/20	—	3 Month LIBOR plus 12.75 bps(3)	170	6,249	6,079

6,100	01/06/21	1.800%	3 Month LIBOR(2)	175	152,682	152,507
129,200	12/31/21	1.556%	3 Month LIBOR(1)	(29,684)	(1,100,760)	(1,071,076)
8,000	12/31/21	1.850%	3 Month LIBOR(1)	194	(203,933)	(204,127)
1,700	02/04/22	1.760%	3 Month LIBOR(1)	159	(33,694)	(33,853)
31,650	05/31/22	1.741%	3 Month LIBOR(1)	171,379	(553,300)	(724,679)
14,000	05/31/22	2.237%	3 Month LIBOR(1)	(44,201)	(670,685)	(626,484)
9,900	08/31/22	1.788%	3 Month LIBOR(1)	203	(191,756)	(191,959)
7,960	08/18/24	2.750%	3 Month LIBOR(2)	134	671,527	671,393
2,200	03/23/25	2.045%	3 Month LIBOR(1)	166	(58,306)	(58,472)
1,265	04/28/26	1.909%	3 Month LIBOR(2)	161	6,229	6,068

				$262,589	$(159,923)	$(422,512)

Foreign Bonds with a combined market value of $6,600,149 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at January 31, 2016.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	$98,220	$—	$98,220	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	61,138	—	61,138	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	87,531	—	87,531	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	103,743	—	103,743	Barclays Capital Group
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(234,977)	—	(234,977)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	266,228	—	266,228	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	143,626	—	143,626	Hong Kong & Shanghai Bank
BRL	859	01/01/21	13.115%	1 Day BZDIOVER(2)	(29,447)	—	(29,447)	Deutsche Bank AG
BRL	8,511	01/01/21	14.575%	1 Day BZDIOVER(2)	(127,309)	—	(127,309)	Citigroup Global Markets
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	29,276	—	29,276	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	8,699	—	8,699	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	7,041	—	7,041	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	246,642	—	246,642	Bank of Nova Scotia
CLP	2,800,000	01/21/20	3.460%	6 Month CLICP(2)	(93,470)	—	(93,470)	JPMorgan Chase
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	56,859	—	56,859	Deutsche Bank AG
COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	(21,604)	—	(21,604)	Hong Kong & Shanghai Bank
COP	6,300,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(118,113)	—	(118,113)	Deutsche Bank AG
COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	(9,764)	—	(9,764)	Deutsche Bank AG
COP	455,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	(15,410)	—	(15,410)	JPMorgan Chase
COP	4,530,000	09/08/25	7.210%	1 Day COLIBOR OIS(2)	(44,746)	—	(44,746)	JPMorgan Chase
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	43,748	—	43,748	Hong Kong & Shanghai Bank
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	60,427	—	60,427	Credit Suisse First Boston Corp.

EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	$70,203	$—	$70,203	Citigroup Global Markets
EUR	100	01/21/26	1.170%	CPTFEMU(2)	302	—	302	BNP Paribas
EUR	100	01/21/26	1.200%	FRCPXTOB(1)	(665)	—	(665)	BNP Paribas
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	197,650	—	197,650	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	255,093	—	255,093	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	9,470	—	9,470	Citigroup Global Markets
GBP	1,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	76,221	—	76,221	Hong Kong & Shanghai Bank
GBP	1,200	01/13/32	2.788%	6 Month GBP LIBOR(2)	247,303	—	247,303	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	522,503	—	522,503	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	30,733	—	30,733	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	15,257	—	15,257	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(21,458)	—	(21,458)	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	38,149	—	38,149	Citigroup Global Markets
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	15,042	—	15,042	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	193,080	—	193,080	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	324,359	—	324,359	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	90,792	—	90,792	Hong Kong & Shanghai Bank
ILS	7,500	12/09/22	1.530%	3 Month TELBOR(2)	42,010	—	42,010	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	150,459	—	150,459	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	204,727	—	204,727	Credit Suisse First Boston Corp.
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	14,120	—	14,120	Citigroup Global Markets
JPY	175,000	03/15/23	0.755%	6 Month JPY LIBOR(2)	68,103	—	68,103	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	77,608	—	77,608	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	67,423	—	67,423	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	78,365	—	78,365	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	273,534	—	273,534	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month JPY LIBOR(2)	29,846	—	29,846	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month JPY LIBOR(2)	48,221	—	48,221	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	34,455	—	34,455	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	33,318	—	33,318	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	118,236	—	118,236	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	169,850	—	169,850	Credit Suisse First Boston Corp.
JPY	110,000	08/18/31	1.750%	6 Month JPY LIBOR(2)	162,504	—	162,504	Barclays Capital Group

JPY	25,000	08/30/31	1.750%	6 Month JPY LIBOR(2)	36,904	—	36,904	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month JPY LIBOR(2)	305,765	—	305,765	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month JPY LIBOR(2)	35,706	—	35,706	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	160,606	—	160,606	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	42,251	—	42,251	Hong Kong & Shanghai Bank
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	132,974	—	132,974	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(279,897)	—	(279,897)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month JPY LIBOR(1)	(99,486)	—	(99,486)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(94,057)	—	(94,057)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	196,366	—	196,366	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW LIBOR(2)	78,158	—	78,158	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%	3 Month KRW LIBOR(2)	3,017	—	3,017	JPMorgan Chase
KRW	900,000	11/05/24	2.425%	3 Month KRW LIBOR(2)	42,707	—	42,707	Barclays Capital Group
KRW	520,000	01/27/31	1.870%	3 Month KRW LIBOR(2)	603	—	603	JPMorgan Chase
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	86,401	—	86,401	Credit Suisse First Boston Corp.
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	8,116	—	8,116	Hong Kong & Shanghai Bank
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(27,022)	—	(27,022)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	126,627	—	126,627	Barclays Capital Group
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	(2,046)	—	(2,046)	Citigroup Global Markets
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	48,748	—	48,748	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	65,754	—	65,754	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	43,827	—	43,827	Citigroup Global Markets
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	43,320	—	43,320	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	66,546	—	66,546	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	267,324	—	267,324	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	251,593	—	251,593	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	297,336	—	297,336	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	138,084	—	138,084	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	126,489	—	126,489	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(262,431)	—	(262,431)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(268,243)	—	(268,243)	Hong Kong & Shanghai Bank
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	44,550	—	44,550	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	60,396	—	60,396	Citigroup Global Markets
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(21,815)	—	(21,815)	Bank of America
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	(40,405)	—	(40,405)	Citigroup Global Markets
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	17,112	—	17,112	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	44,078	—	44,078	Bank of America

THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	$17,101	$—	$17,101	Citigroup Global Markets
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	(23,569)	—	(23,569)	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	(31,775)	—	(31,775)	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	2,935	—	2,935	Hong Kong & Shanghai Bank
ZAR	12,000	11/03/34	8.230%	3 Month JIBAR(2)	(44,811)	—	(44,811)	Barclays Capital Group

					$5,750,988	$—	$5,750,988

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR plus 12.75 bps and receives the floating rate of 6 Month LIBOR.

Currency swap agreements outstanding at January 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	$95,526	$41	$95,485
303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	47,695	(15,773)	63,468
651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	89,514	(22,722)	112,236
960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	178,443	—	178,443
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	371,409	66	371,343
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	28,072	(22,679)	50,751
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	25,976	(27,045)	53,021
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	583,293	38,561	544,732
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	7,560	(11,428)	18,988
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	14,840	(20,832)	35,672
567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	72,565	675	71,890
439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	67,991	—	67,991
JPY 510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(784,642)	—	(784,642)
5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	650,811	—	650,811
114	3 Month CHF LIBOR minus 13.30 bps	CHF	100	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	16,619	—	16,619
TRY 4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(925,895)	—	(925,895)
TRY 7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(1,219,280)	—	(1,219,280)
3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JPMorgan Chase	10/03/16	434,101	—	434,101
24,780	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 14.625 bps	JPMorgan Chase	11/10/16	3,108,984	—	3,108,984
JPY 500,000	3 Month LIBOR minus 44.00 bps		4,248	3 Month LIBOR	JPMorgan Chase	11/21/16	(115,075)	—	(115,075)
AUD 3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(698,649)	—	(698,649)
4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	48,951	—	48,951

							$2,098,809	$(81,136)	$2,179,945

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$157,118,403	$—
Asset-Backed Securities
Collateralized Loan Obligations	—	24,320,025	—
Non-Residential Mortgage-Backed Securities	—	2,272,737	—
Residential Mortgage-Backed Securities	—	21,207,017	—
Bank Loans	—	1,377,024	—
Commercial Mortgage-Backed Securities	—	18,017,575	1,251,944
Corporate Bonds	—	46,312,557	—
Municipal Bonds	—	2,770,819	—
Residential Mortgage-Backed Securities	—	15,951,575	5,658,223
U.S. Government Agency Obligations	—	2,041,525	—
U.S. Treasury Obligation	—	66,856	—
Preferred Stock	102,280	—	—
Affiliated Money Market Mutual Fund	8,738,169	—	—
Options Purchased	664,936	3,650,108	—
Options Written	(374,149)	(3,229,917)	—
Other Financial Instruments*
Futures Contracts	5,665,562	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(982,191)	—
OTC Cross Currency Exchange Contracts	—	498,307	—
Centrally Cleared Credit Default Swaps	—	110,093	—
OTC Credit Default Swaps	—	(1,616,154)	7,587
Centrally Cleared Interest Rate Swaps	—	(422,512)	—
OTC Interest Rate Swaps	—	5,750,988	—
OTC Currency Swap Agreements	—	2,098,809	—

Total	$14,796,798	$297,313,644	$6,917,754

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swaps		Forward Rate Agreements
Balance as of 10/31/15	$1,319,954	$—	$—		$(36,385)
Realized gain (loss)	—	—	—	**	—	**
Change in unrealized appreciation (depreciation)***	(68,010)	(7,356)	7,587		36,385
Purchases	—	4,828,895	—		—
Sales	—	(34,524)	—		—
Accrued discount/premium	—	683	—		—
Transfers into Level 3	—	870,525	—		—
Transfers out of Level 3	—	—	—		—

Balance as of 1/31/16	$1,251,944	$5,658,223	$7,587		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $ (67,388).
***	Of which, $ (67,779) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2016	Valuation Methodology	Unobservable Inputs
Commercial Mortgage-Backed Securities	1,251,944	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	5,658,223	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	7,587	Model Pricing	Discretionary Volatility Factor and/or Discount Rate

	$6,917,754

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$870,525	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2016 were as follows:

Sovereign Bonds	41.2%
Residential Mortgage-Backed Securities	13.4
Collateralized Loan Obligations	7.6
Banks	6.6
Commercial Mortgage-Backed Securities	6.0
Affiliated Money Market Mutual Fund	2.7
Electric	1.8
Healthcare-Services	1.5
Options Purchased	1.4
Media	1.3
Entertainment	1.3
Diversified Financial Services	1.0
Oil & Gas	1.0
Municipal Bonds	0.9
Telecommunications	0.8
Non-Residential Mortgage-Backed Securities	0.7
Auto Manufacturers	0.7
U.S. Government Agency Obligations	0.6
Food	0.6
Building Materials	0.5
Home Builders	0.5
Commercial Services	0.5

Electronics	0.5
Insurance	0.4
Packaging & Containers	0.4
Retail	0.3
Real Estate	0.3
Office & Business Equipment	0.3
Miscellaneous Manufacturing	0.3
Computers	0.2
Transportation	0.2
Software	0.2
Airlines	0.2
Technology	0.2
Lodging	0.2
Mining	0.1
Chemicals	0.1
Food Service	0.1
Financials	0.1
Consumer	0.1
Machinery-Diversified	0.1
Real Estate Investment Trusts (REITs)	0.1
Forest & Paper Products	0.1
Agriculture	0.1

97.2
Options Written	(1.1)
Other assets in excess of liabilities	3.9

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2016 categorized by risk exposure:

Derivative Fair Value at 1/31/16
Credit contracts	$(1,375,257)
Foreign exchange contracts	(598,634)
Interest rate contracts	13,795,358

Total	$11,821,467

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       March 17, 2016

*	Print the name and title of each signing officer under his or her signature.